BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed As Of January 17 2010 [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Schedule Of Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed As Of December 27 2011 [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

*) In its financial statements for the year ended December 31, 2011 the Company included provisional amounts of the estimated fair values of the tangible and intangible assets acquired. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments to the provisional amounts of the fair value of the tangible and intangible assets and liabilities at the purchase date were an increase in value of the intangible assets of $ 1,465 and an increase in the value of the deferred revenues of $ 1,348. Adjustments recorded to profit and loss were immaterial.

Schedule Of Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed As Of January 27, 2012 [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 27, 2012:

Net assets	$112,536
Customer relationships	5,644
Developed Technology	2,926
Backlog	2,828
OCS liability (See note 14f)	(3,740)
Deferred tax liability	(1,974)
Non-controlling interest	(81,605)
Goodwill	51,614

Net assets acquired	$88,229

Schedule Of Business Acquisitions Satements Of Income [Table Text Block]

This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$674,029	$753,392
Net income attributable to Formula Shareholders	$16,233	$21,143
Earnings per share
Basic	$1.20	$1.57
Diluted	$1.18	$1.51

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*) The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 2, 2012:

Net assets	$267
Customer relationships	3,195
Backlog and non-compete agreement	338
Redeemable non-controlling interest	(17,706)
Goodwill	23,156

Net assets acquired	$9,250